BORROWINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BANK BORROWINGS
Bank borrowings	$ 1,073,489,705	$ 831,936,089
Analysis as:
Short-term	800,808,595	629,688,722
Long-term, current portion	17,481,257	113,998,340
Subtotal for short-term	818,289,852	743,687,062
Long-term, non-current portion	214,562,973	88,249,027
Borrowings from non-banking financial institutions	40,636,880
Analysis as:
Short-term	40,636,880
Total	1,073,489,705	831,936,089
Credit facilities
Secured short-term borrowings	324,748,289
Secured long-term borrowings	71,593,182
Carrying value of property, plant and equipment, which is kept as a security for borrowings	43,279,771
Carrying value of inventory, which is kept as a security for borrowings	31,819,267
Carrying value of prepaid land use right, which is kept as a security for borrowings	7,864,132
Contractual bank credit facilities
Credit facilities
Maximum bank credit facilities granted	1,388,843,703
Available amount of bank credit facilities	467,677,902
Contractual bank credit facilities | Due dates beyond December 31, 2013
Credit facilities
Amount drawn of bank credit facilities granted	214,562,973
Contractual bank credit facilities | Due dates before December 31, 2013
Credit facilities
Amount drawn of bank credit facilities granted	706,602,827
Non-binding bank credit facilities
Credit facilities
Maximum bank credit facilities granted	189,324,636
Available amount of bank credit facilities	54,604,134
Non-binding bank credit facilities | Due dates before December 31, 2013
Credit facilities
Amount drawn of bank credit facilities granted	$ 134,720,502